Net Loss per Share - Diluted Net Loss per Share (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Weighted average shares used as denominator in calculating:
Basic & diluted net loss per share	175,608,634	174,428,259	160,417,411